WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	AUSTRALIA — 2.0%
447,727	HUB24 Ltd.	$7,734,772
26,608	PEXA Group Ltd.*	271,994
		8,006,766
	BRAZIL — 4.4%
566,480	CI&T, Inc. - Class A*	6,412,554
2,150,549	Empreendimentos Pague Menos S/A*	1,866,211
1,202,010	Grupo SBF S.A.	4,834,431
8,854,900	Magazine Luiza S.A.	4,415,385
		17,528,581
	CANADA — 5.1%
187,506	CAE, Inc.*	4,960,724
48,595	Cargojet, Inc.	5,631,722
57,315	Descartes Systems Group, Inc.*	3,959,148
42,432	FirstService Corp.	5,676,266
		20,227,860
	CHINA — 4.0%
878,464	Angel Yeast Co., Ltd. - Class A	5,793,205
239,000	Silergy Corp.	4,472,734
182,600	Xiamen Faratronic Co., Ltd. - Class A	5,666,937
		15,932,876
	DENMARK — 3.3%
350,441	ALK-Abello A/S*	6,996,811
71,268	Royal Unibrew A/S	6,077,995
		13,074,806
	FINLAND — 2.0%
83,937	Harvia Oyj	1,791,116
74,400	QT Group Oyj*	6,016,195
		7,807,311
	FRANCE — 4.7%
73,665	Gaztransport Et Technigaz S.A.	10,160,439
52,769	SOITEC*	8,446,794
		18,607,233
	GERMANY — 4.3%
152,708	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	6,771,688
12,475	Mensch und Maschine Software S.E.	659,366
108,438	Scout24 S.E.	6,199,408

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
45,895	Steico S.E.	$3,750,889
		17,381,351
	INDIA — 3.8%
117,147	Computer Age Management Services Ltd.	3,648,958
780,972	Syngene International Ltd.*	5,618,410
70,536	WNS Holdings Ltd. - ADR*	6,116,177
		15,383,545
	ISRAEL — 1.0%
303,522	Maytronics Ltd.	3,999,540
	ITALY — 5.1%
639,556	Ariston Holding N.V.	5,294,771
26,138	Interpump Group S.p.A.	1,117,111
416,199	Stevanato Group S.p.A.	7,121,165
863,028	Technoprobe S.p.A.*	6,953,091
		20,486,138
	JAPAN — 17.6%
40,120	BayCurrent Consulting, Inc.	12,552,129
76,500	GMO Payment Gateway, Inc.	6,357,376
440,760	Japan Elevator Service Holdings Co., Ltd.	5,274,842
171,900	Jeol Ltd.	7,815,471
285,940	Kobe Bussan Co., Ltd.	8,150,768
517,900	Nihon M&A Center Holdings, Inc.	6,930,561
617,900	Rakus Co., Ltd.	8,741,465
62,500	SHIFT, Inc.*	9,822,765
85,900	Visional, Inc.*	4,704,582
		70,349,959
	MEXICO — 2.8%
701,378	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	6,803,367
1,061,300	Qualitas Controladora S.A.B. de C.V.	4,478,331
		11,281,698
	NETHERLANDS — 1.4%
70,601	Elastic N.V.*	5,640,314
	NORWAY — 1.6%
3,516,763	AutoStore Holdings Ltd.*	6,548,243
	RUSSIA — 0.0%
781,116	Cian PLC - ADR*,1	—

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RUSSIA (Continued)
125,247	HeadHunter Group PLC - ADR[1]	$—
		—
	SWEDEN — 9.6%
273,376	Avanza Bank Holding A.B.	5,274,939
403,669	Hemnet Group A.B.	6,118,405
499,967	Nordnet A.B. publ	6,715,824
168,866	Sdiptech A.B. - Class B*	4,708,625
764,799	SwedenCare A.B.	5,376,329
190,957	Thule Group A.B.	5,543,826
95,801	Vitec Software Group A.B.	4,417,095
		38,155,043
	SWITZERLAND — 8.1%
119,760	Bachem Holding A.G.	8,075,415
787,847	Global Blue Group Holding A.G.*	3,580,765
354,001	Medmix A.G.[2]	8,021,568
150,358	PolyPeptide Group A.G.*,2	7,134,952
7,534	Siegfried Holding A.G.*	5,575,264
		32,387,964
	TAIWAN — 5.3%
143,598	Airtac International Group*	3,936,272
60,800	ASPEED Technology, Inc.	3,924,257
671,000	Sinbon Electronics Co., Ltd.	6,231,714
638,000	Universal Vision Biotechnology Co., Ltd.	7,006,302
		21,098,545
	UNITED KINGDOM — 6.2%
3,060,196	Baltic Classifieds Group PLC*	6,148,341
184,926	Diploma PLC	6,209,929
71,190	Endava PLC - ADR*	7,261,380
182,827	Wizz Air Holdings PLC*	4,964,692
		24,584,342
	URUGUAY — 2.8%
156,391	Dlocal Ltd./Uruguay*	4,344,542
34,592	Globant S.A.*	6,892,110
		11,236,652
	VIETNAM — 1.8%
1,978,500	FPT Corp.	7,090,669
	TOTAL COMMON STOCKS
	(Cost $436,544,331)	386,809,436

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.2%
$4,568,801	UMB Bank Demand Deposit, 1.48%[3]	$4,568,801
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,568,801)	4,568,801
	TOTAL INVESTMENTS — 98.1%
	(Cost $441,113,132)	391,378,237
	Other Assets in Excess of Liabilities — 1.9%	7,685,788
	TOTAL NET ASSETS — 100.0%	$399,064,025

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,156,520, which represents 3.80% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.